Accumulated Other Comprehensive Income (Loss) - Location of Loss Reclassified from AOCI into Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	$ (13)
Available-for-sale Securities, Gross Realized Gain (Loss)	6	0	11
Reclassification out of Accumulated Other Comprehensive Income into Income	(13)
Selling, marketing and administration [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	(9)
Reclassification out of Accumulated Other Comprehensive Income into Income	(9)
Research and development [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	(4)
Reclassification out of Accumulated Other Comprehensive Income into Income	(4)
Cost of sales [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	(2)
Reclassification out of Accumulated Other Comprehensive Income into Income	(2)
Recovery of income taxes [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains and Losses on Cash Flow Hedges	2
Available-for-sale Securities, Gross Realized Gain (Loss)	0
Reclassification out of Accumulated Other Comprehensive Income into Income	$ 2